SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) (Parenthetical)		12 Months Ended
	Oct. 12, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Effective income tax rate increase decrease	15.00%	5.80%	9.20%	1.00%